Risk (Details Narrative) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Risk Details Narrative Abstract
Maximum exposure to counterparty credit risk	€ 156,800	€ 123,300
Carrying amount of cash and cash equivalents	55,386	123,282	€ 29,117	€ 3,302
Financial assets	€ 101,400	€ 0